UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/13
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 413 Johnson Street, Suite #200
Jenkintown, PA  19046

Form 13F File Number: 028-11589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
May 7, 2013

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                27
                                              -----------
Form 13F Information Table Value Total:       $   477,292
                                              -----------
                                              (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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Matthew 25 Management Corp.
FORM 13F
As of 3/31/13



                       TITLE             FAIR                                   VOTING
                        OF               MARKET   SHARES/    INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER         CLASS  CUSIP      VALUE    PRN AMT    DISCRETION MANAG.   SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------
Apple Inc.               COM  037833100  55,996   126,500 SH   SOLE             126,500
Berkshire Hathawayc.     CLA  084670108  24,536       157 SH   SOLE                 157
Biglari Holdings, Inc  . COM  08986R101   5,878    15,750 SH   SOLE              15,750
Brandywine Realty Trust  COM  105368203  27,287 1,837,500 SH   SOLE           1,837,500
Cabelas, Inc.            COM  126804301  36,559   601,500 SH   SOLE             601,500
Caterpillar, Inc.        COM  149123101  24,569   282,500 SH   SOLE             282,500
East West Bancorp Inc    COM  27579R104  13,156   512,500 SH   SOLE             512,500
Express Scripts Holdings COM  30219G108  11,380   197,500 SH   SOLE             197,500
FedEx Corp.              COM  31428X106  22,586   230,000 SH   SOLE             230,000
Goldman Sachs Group      COM  38141G104  24,500   166,500 SH   SOLE             166,500
Google, Inc.             CLA  38259P508  24,421    30,750 SH   SOLE              30,750
Halliburton Co.          COM  406216101  12,224   302,500 SH   SOLE             302,500
Smuckers J M             COM  832696405  10,907   110,000 SH   SOLE             110,000
JP Morgan Chase & Co     COM  46625H100  22,662   477,500 SH   SOLE             477,500
JP Morgan Chase & Co    W EXP 46634E114   1,000    63,200 SH   SOLE              63,200
Kansas City Southern     COM  485170302  14,916   134,500 SH   SOLE             134,500
Kelly Services Inc.      CLA  488152208   5,320   284,783 SH   SOLE             284,783
Kelly Services Inc.      CLB  488152307      28     1,500 SH   SOLE               1,500
Kinder Morgan, Inc.      COM  49456B101   3,675    95,000 SH   SOLE              95,000
Kinder Morgan, Inc.     W EXP 49456B119     674   131,200 SH   SOLE             131,200
KKR & Co. L.P.           COM  48248M102  25,116 1,300,000 SH   SOLE           1,300,000
Mastercard, Inc.         CLA  57636Q104  28,950    53,500 SH   SOLE              53,500
Polaris Industries, Inc. COM  731068102  25,435   275,000 SH   SOLE             275,000
Scripps Network Inter.   COM  811065101  24,160   375,500 SH   SOLE             375,500
Southwestern Energy Co   COM  845467109   8,197   220,000 SH   SOLE             220,000
Stryker Corp.            COM  863667101   6,948   106,500 SH   SOLE             106,500
Telefonica SA            ADR  879382208  16,212 1,200,000 SH   SOLE           1,200,000




REPORT SUMMARY:                 27      477,292
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